                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 06-28-02

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one):  [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 400 Royal Palm Way
         Suite 212
         Palm Beach, FL 33480

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill, Jr.
Title: Chief Financial Officer
Phone: 561-832-4110

Signature, Place, and Date of Signing:

 /s/ J. W. O'Neill, Jr.                Palm Beach, FL                  4-14-03
------------------------           ----------------------           ------------
     [Signature]                       [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number           Name


       -------------------           ---------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        -----------
Form 13F Information Table Entry Total:     92
                                        -----------
Form 13F Information Table Value Total:   158,043
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number        Name

           28-10442                    NONE
    ----   -------------------         ---------------------------------
    [Repeat as necessary.]

Otter Creek Management
PORTFOLIO APPRAISAL
28-Jun-02

FOR M 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                                            -
Form 13F Information Table Entry Total:                                      92
Form 13F Information Table Value Total:                                 158,043


FORM 13F INFORMATION TABLE

                                                                                                             VALUE        SHARES/
NAME OF ISSUER                                                  TITLE OF CLASS                    CUSIP    (x$1000)       PRN AMT
-----------------------------------------------------------------------------------------------------------------------------------
ACCEPTANCE INSURANCE COMPANIES INC                              COMMON STOCK                    004308102       62          15,200
ADAPTEC INC CONV SUB NOTES                                      CONVERTIBLE BONDS               00651fac2    1,659       1,726,000
ADELPHIA COMMUNICATIONS SENIOR NOTES 10.875% 10/01/2010         DEFAULTED CORPORATE BONDS       006848bf1      790       2,000,000
AEGON NV-ORD AMERICAN REGD DG 1 PAR                             COMMON STOCK                    007924103      585          28,730
AIR PRODUCTS & CHEMICALS INC                                    COMMON STOCK                    009158106      202           4,000
ALBANY MOLECULAR RESH INC COM                                   COMMON STOCK                    012423109      486          23,000
AMERICAN INTL GROUP                                             CONVERTIBLE BONDS               026874an7      636         700,000
APPLIED FILMS CORP COM                                          COMMON STOCK                    038197109    2,562         227,366
ARBOR SOFTWARE CORP SUB NOTE CONV                               CONVERTIBLE BONDS               038918ac2       53          59,000
ATI TECHNOLOGIES INC                                            COMMON STOCK                    001941103       69          10,000
AVIRON CONV SUB NT                                              CONVERTIBLE BONDS               053762ad2    1,795       2,000,000
BANK OF CAROLINAS MOCKSVILLE NORTH CAROLIN                      COMMON STOCK                    06423t102      238          21,625
BANKATLANTIC BANCORP INC CONV SUB DEBS                          CONVERTIBLE BONDS               065908ac9      143         130,000
BRAZIL C BOND REPUBLIC FRN BEARER                               BRADY BONDS                     p18166aw1       77         100,000
BROOKS AUTOMATION INC NT CONV4.750% 06/01/2008 DD 05/23/01      CONVERTIBLE BONDS               11434AAB6   13,485      16,700,000
BURLINGTON RES INC COM                                          COMMON STOCK                    122014103    7,980         210,000
CABLE & WIRELESS PLC SPONSORED ADR                              AMERICAN DEPOSITORY RECEIPTS    126830207    2,036         262,000
CENUCO INC                                                      COMMON STOCK                    15670x104       12          20,000
CIENA CORP NT CVT3.750% 02/01/2008 DD 02/09/01                  CONVERTIBLE BONDS               171779AA9    6,205      10,540,000
CORNING CVTZEROCPN 11/08/2015 DD 11/08/00                       CONVERTIBLE BONDS               219350AJ4    9,500      19,000,000
DENTSPLY INTERNATIONAL INC NEW                                  COMMON STOCK                    249030107      310           8,400
DEVON ENERGY COR SR DEB CONVZEROCPN 06/27/2020 DD 12/01/00      CONVERTIBLE BONDS               25179MAD5    7,821      15,799,000
DIAMOND OFFSHORE DRILLING INC DEB ZERO CPN                      CONVERTIBLE BONDS               25271cac6    2,090       4,000,000
DRUGSTORE COM INC COM                                           COMMON STOCK                    262241102      702         261,040
EL PASO CORP CONV DEB 0% CPN                                    CONVERTIBLE BONDS               28336lac3    2,241       5,500,000
ELECTRIC FUEL CORP COM                                          COMMON STOCK                    284871100       18          20,000
EMPIRE FEDERAL BANCORP INC                                      COMMON STOCK                    291657104      453          32,347
ENERGY FACTORS CV S/D-REG                                       CONVERTIBLE BONDS               292667ab8      336         400,000
ENTERASYS NETWORKS INC                                          COMMON STOCK                    293637104       24          13,500
EVOLVING SYSTEMS INC                                            COMMON STOCK                    30049r100        9          32,000
EXTREME NETWORKS CVT 144A3.500% 12/01/2006 DD 12/05/01          CONVERTIBLE BONDS               30226DAA4    3,127       3,750,000
EXTREME NETWORKS INC NT CVT3.500% 12/01/2006 DD 12/05/01        CONVERTIBLE BONDS               30226DAB2    1,417       1,700,000
FINANCIAL INDS CORP                                             COMMON STOCK                    317574101    2,304         127,500
FLOW INTL INC                                                   COMMON STOCK                    343468104    3,835         569,122
FREEPORT MCMORAN COPPER & GOLD INC-DEP SHS                      PREFERRED STOCK                 35671d600    2,375          80,100
FREEPORT-MCMORAN COPPER & GOLDDEP SH REP 0                      CONVERTIBLE PREFERRED           35671D501    2,064         105,300
FSI INTL INC                                                    COMMON STOCK                    302633102    1,402         187,700
GATX CORP COM                                                   COMMON STOCK                    361448103      391          13,000
GENERAL MOTORS CORP-CL H NEW                                    COMMON STOCK                    370442832      260          25,000
GLOBESPAN VIRATA INC                                            COMMON STOCK                    37957v106       81          20,906
GREAT LAKES CHEMICAL CORP                                       COMMON STOCK                    390568103      265          10,000
HOME FEDERAL BANCORP                                            COMMON STOCK                    436926109      347          15,000
HORIZON BANCORP-IND                                             COMMON STOCK                    440407104      251          11,500
HUMAN GENOME SCIENCES INC SUB NTE CONV                          CONVERTIBLE BONDS               444903af5      265         350,000
INFOCUS CORP COM                                                COMMON STOCK                    45665B106    2,884         244,800
INTERGRATED PROCESS EQUIP CORP SUB NTS CONV                     CONVERTIBLE BONDS               45812kad0      311         500,000
INTERNAP NETWORK SVCS CORP COM                                  COMMON STOCK                    45885A102      217         944,900
INTERNATIONAL RECTIFIER CORP4.250% 07/15/2007 DD 07/19/00       CONVERTIBLE BONDS               460254AE5    6,899       8,300,000
J C PENNEY COMPANY INC CONV SUB NOTES 144A                      CONVERTIBLE BONDS               708160bu9      996       1,000,000
JUNIPER NETWORKS INC SUB NT CONV                                CONVERTIBLE BONDS               48203raa2    2,297       3,750,000
KERR MCGEE CORP DECS % EXCHANGEABLE INTO C                      PREFERRED STOCK                 492386305    1,767          38,000
LSB FINANCIAL CORP                                              COMMON STOCK                    501925101      546          29,500
MAVERICK TUBE CORP COM                                          COMMON STOCK                    577914104    2,762         184,100
MAXTOR CORP COM NEW                                             COMMON STOCK                    577729205      142          31,428
MERCURY INTERACTIVE CORP SUB NT CONV                            CONVERTIBLE BONDS               589405ab5    1,720       2,150,000
MINDARROW SYS INC COM                                           COMMON STOCK                    602551103       16          32,700
MONROE BANCORP-IND                                              COMMON STOCK                    610313108      557          40,400
MOTOROLA INC SUB LIQUID YLD OPT NOTE ZERO                       CONVERTIBLE BONDS               620076aj8    2,116       2,821,000
NATIONAL-OILWELL INC                                            COMMON STOCK                    637071101    1,474          70,000
OAK INDUSTRIES INC SUB CONV NTS                                 CONVERTIBLE BONDS               671400al3      863       1,353,000
ONI SYS CORP CVT SUB NT5.000% 10/15/2005 DD 10/27/00            CONVERTIBLE BONDS               68273FAA1    5,759       8,500,000
PALM INC                                                        COMMON STOCK                    696642107       19          11,000
PARK ELECTROCHEMICAL COM                                        COMMON STOCK                    700416209      663          25,000
PC-TEL INC COM                                                  COMMON STOCK                    69325Q105    1,535         226,800
PETROCORP INC                                                   COMMON STOCK                    71645N101    4,693         489,330
Progress Energy-CONT. VALUE OBLIG.                              COMMON STOCK                    cplvz          135         337,000
PSB HOLDINGS INC-WISC                                           COMMON STOCK                    69360n108      765          20,000
PUT  POLARIS INDS DEC 075 AMEX                                  PUTS - LONG                     7310689x2wi     64              50
PUT  POLARIS INDS SEP 070 AMEX                                  PUTS - LONG                     7310689x2wi    231             300
PUT  POLARIS INDS SEP 075 AMEX                                  PUTS - LONG                     7310689x2wi     78              70
QUANTUM CORP CONV SUB NOTE                                      CONVERTIBLE BONDS               747906ac9      933       1,000,000
RIVERSTONE NETWORK INC CONV SUB NOTE 144A                       CONVERTIBLE BONDS               769320aa0    1,168       1,800,000
SEABULK INTL INC COM                                            COMMON STOCK                    81169P101      648          82,600
SEABULK INTL INC SR SECD NTE SER-B                              CORPORATE BONDS                 81169PAA9    6,077       6,138,854
SHAW GROUP INC LIQUID YIELD OPT NT 144A                         CONVERTIBLE BONDS               820280aa3    1,143       2,000,000
SHAW GROUP INC LIQUID YIELDXEROCPN 05/01/2021 DD 06/19/01       CONVERTIBLE BONDS               820280AC9    4,856       8,500,000
SIGNAL TECHNOLOGY CORP                                          COMMON STOCK                    826675100      602          64,100
SOLECTRON CORP SR LIQUID YIELD OPT NTE                          CONVERTIBLE BONDS               834182ak3    3,705       6,500,000
SOUTHWEST GAS CORP COM                                          COMMON STOCK                    844895102    1,228          49,600
STANDARD MOTOR PRODUCTS INC SUB DEB CONV                        CONVERTIBLE BONDS               853666ab1      808       1,000,000
STONE ENERGY CORP                                               COMMON STOCK                    861642106    1,167          29,000
SUN MICROSYSTEMS INC COM                                        COMMON STOCK                    866810104      676         135,000
THERMAWAVE INC COM                                              COMMON STOCK                    88343A108      443          38,900
THREE-FIVE SYS INC                                              COMMON STOCK                    88554L108    4,786         419,800
TIVO INC                                                        COMMON STOCK                    888706108       93          25,000
TRIMBLE NAV LTD                                                 COMMON STOCK                    896239100    4,945         319,000
TRIQUINT SEMICONDUCTOR INC CONV SUB NOTE REGD                   CONVERTIBLE BONDS               89674kab9    3,201       4,240,000
VESTA INS GROUP INC COM                                         COMMON STOCK                    92591104       375          87,500
WATCHGUARD TECHNOLOGIES INC                                     COMMON STOCK                    941105108      381          74,100
WESTAIM CORP COM                                                COMMON STOCK                    956909105      133          53,800
WESTAR ENERGY INC                                               COMMON STOCK                    95709t100      154          10,000
WESTERN DIGITAL CORP                                            COMMON STOCK                    958102105       49          15,000
                                                                   SH/   PUT/   INVSTMT    OTHER                VOTING AUTHORITY
NAME OF ISSUER                                                     PRN   CALL   DSCRETN   MANAGERS           SOLE           SHARED
----------------------------------------------------------------------------------------------------------------------------------
ACCEPTANCE INSURANCE COMPANIES INC                                 SH            SOLE                         15,200
ADAPTEC INC CONV SUB NOTES                                        PRN            SOLE                      1,726,000
ADELPHIA COMMUNICATIONS SENIOR NOTES 10.875% 10/01/2010           PRN            SOLE                      2,000,000
AEGON NV-ORD AMERICAN REGD DG 1 PAR                                SH            SOLE                         28,730
AIR PRODUCTS & CHEMICALS INC                                       SH            SOLE                          4,000
ALBANY MOLECULAR RESH INC COM                                      SH            SOLE                         23,000
AMERICAN INTL GROUP                                               PRN            SOLE                        700,000
APPLIED FILMS CORP COM                                             SH            SOLE                        227,366
ARBOR SOFTWARE CORP SUB NOTE CONV                                 PRN            SOLE                         59,000
ATI TECHNOLOGIES INC                                               SH            SOLE                         10,000
AVIRON CONV SUB NT                                                PRN            SOLE                      2,000,000
BANK OF CAROLINAS MOCKSVILLE NORTH CAROLIN                         SH            SOLE                         21,625
BANKATLANTIC BANCORP INC CONV SUB DEBS                            PRN            SOLE                        130,000
BRAZIL C BOND REPUBLIC FRN BEARER                                  SH            SOLE                        100,000
BROOKS AUTOMATION INC NT CONV4.750% 06/01/2008 DD 05/23/01        PRN            SOLE                     16,700,000
BURLINGTON RES INC COM                                             SH            SOLE                        210,000
CABLE & WIRELESS PLC SPONSORED ADR                                 SH            SOLE                        262,000
CENUCO INC                                                         SH            SOLE                         20,000
CIENA CORP NT CVT3.750% 02/01/2008 DD 02/09/01                    PRN            SOLE                     10,540,000
CORNING CVTZEROCPN 11/08/2015 DD 11/08/00                         PRN            SOLE                     19,000,000
DENTSPLY INTERNATIONAL INC NEW                                     SH            SOLE                          8,400
DEVON ENERGY COR SR DEB CONVZEROCPN 06/27/2020 DD 12/01/00        PRN            SOLE                     15,799,000
DIAMOND OFFSHORE DRILLING INC DEB ZERO CPN                        PRN            SOLE                      4,000,000
DRUGSTORE COM INC COM                                              SH            SOLE                        261,040
EL PASO CORP CONV DEB 0% CPN                                      PRN            SOLE                      5,500,000
ELECTRIC FUEL CORP COM                                             SH            SOLE                         20,000
EMPIRE FEDERAL BANCORP INC                                         SH            SOLE                         32,347
ENERGY FACTORS CV S/D-REG                                         PRN            SOLE                        400,000
ENTERASYS NETWORKS INC                                             SH            SOLE                         13,500
EVOLVING SYSTEMS INC                                               SH            SOLE                         32,000
EXTREME NETWORKS CVT 144A3.500% 12/01/2006 DD 12/05/01            PRN            SOLE                      3,750,000
EXTREME NETWORKS INC NT CVT3.500% 12/01/2006 DD 12/05/01          PRN            SOLE                      1,700,000
FINANCIAL INDS CORP                                                SH            SOLE                        127,500
FLOW INTL INC                                                      SH            SOLE                        569,122
FREEPORT MCMORAN COPPER & GOLD INC-DEP SHS                         SH            SOLE                         80,100
FREEPORT-MCMORAN COPPER & GOLDDEP SH REP 0                         SH            SOLE                        105,300
FSI INTL INC                                                       SH            SOLE                        187,700
GATX CORP COM                                                      SH            SOLE                         13,000
GENERAL MOTORS CORP-CL H NEW                                       SH            SOLE                         25,000
GLOBESPAN VIRATA INC                                               SH            SOLE                         20,906
GREAT LAKES CHEMICAL CORP                                          SH            SOLE                         10,000
HOME FEDERAL BANCORP                                               SH            SOLE                         15,000
HORIZON BANCORP-IND                                                SH            SOLE                         11,500
HUMAN GENOME SCIENCES INC SUB NTE CONV                            PRN            SOLE                        350,000
INFOCUS CORP COM                                                   SH            SOLE                        244,800
INTERGRATED PROCESS EQUIP CORP SUB NTS CONV                       PRN            SOLE                        500,000
INTERNAP NETWORK SVCS CORP COM                                     SH            SOLE                        944,900
INTERNATIONAL RECTIFIER CORP4.250% 07/15/2007 DD 07/19/00         PRN            SOLE                      8,300,000
J C PENNEY COMPANY INC CONV SUB NOTES 144A                        PRN            SOLE                      1,000,000
JUNIPER NETWORKS INC SUB NT CONV                                  PRN            SOLE                      3,750,000
KERR MCGEE CORP DECS % EXCHANGEABLE INTO C                         SH            SOLE                         38,000
LSB FINANCIAL CORP                                                 SH            SOLE                         29,500
MAVERICK TUBE CORP COM                                             SH            SOLE                        184,100
MAXTOR CORP COM NEW                                                SH            SOLE                         31,428
MERCURY INTERACTIVE CORP SUB NT CONV                              PRN            SOLE                      2,150,000
MINDARROW SYS INC COM                                              SH            SOLE                         32,700
MONROE BANCORP-IND                                                 SH            SOLE                         40,400
MOTOROLA INC SUB LIQUID YLD OPT NOTE ZERO                         PRN            SOLE                      2,821,000
NATIONAL-OILWELL INC                                               SH            SOLE                         70,000
OAK INDUSTRIES INC SUB CONV NTS                                   PRN            SOLE                      1,353,000
ONI SYS CORP CVT SUB NT5.000% 10/15/2005 DD 10/27/00              PRN            SOLE                      8,500,000
PALM INC                                                           SH            SOLE                         11,000
PARK ELECTROCHEMICAL COM                                           SH            SOLE                         25,000
PC-TEL INC COM                                                     SH            SOLE                        226,800
PETROCORP INC                                                      SH            SOLE                        489,330
Progress Energy-CONT. VALUE OBLIG.                                 SH            SOLE                        337,000
PSB HOLDINGS INC-WISC                                              SH            SOLE                         20,000
PUT  POLARIS INDS DEC 075 AMEX                                            PUT    SOLE                             50
PUT  POLARIS INDS SEP 070 AMEX                                            PUT    SOLE                            300
PUT  POLARIS INDS SEP 075 AMEX                                            PUT    SOLE                             70
QUANTUM CORP CONV SUB NOTE                                        PRN            SOLE                      1,000,000
RIVERSTONE NETWORK INC CONV SUB NOTE 144A                         PRN            SOLE                      1,800,000
SEABULK INTL INC COM                                               SH            SOLE                         82,600
SEABULK INTL INC SR SECD NTE SER-B                                PRN            SOLE                      6,138,854
SHAW GROUP INC LIQUID YIELD OPT NT 144A                           PRN            SOLE                      2,000,000
SHAW GROUP INC LIQUID YIELDXEROCPN 05/01/2021 DD 06/19/01         PRN            SOLE                      8,500,000
SIGNAL TECHNOLOGY CORP                                             SH            SOLE                         64,100
SOLECTRON CORP SR LIQUID YIELD OPT NTE                            PRN            SOLE                      6,500,000
SOUTHWEST GAS CORP COM                                             SH            SOLE                         49,600
STANDARD MOTOR PRODUCTS INC SUB DEB CONV                          PRN            SOLE                      1,000,000
STONE ENERGY CORP                                                  SH            SOLE                         29,000
SUN MICROSYSTEMS INC COM                                           SH            SOLE                        135,000
THERMAWAVE INC COM                                                 SH            SOLE                         38,900
THREE-FIVE SYS INC                                                 SH            SOLE                        419,800
TIVO INC                                                           SH            SOLE                         25,000
TRIMBLE NAV LTD                                                    SH            SOLE                        319,000
TRIQUINT SEMICONDUCTOR INC CONV SUB NOTE REGD                     PRN            SOLE                      4,240,000
VESTA INS GROUP INC COM                                            SH            SOLE                         87,500
WATCHGUARD TECHNOLOGIES INC                                        SH            SOLE                         74,100
WESTAIM CORP COM                                                   SH            SOLE                         53,800
WESTAR ENERGY INC                                                  SH            SOLE                         10,000
WESTERN DIGITAL CORP                                               SH            SOLE                         15,000